EXCHANGE TRADED CONCEPTS TRUST

hull tactical us etf

NYSE Arca Ticker: HTUS

Supplement dated November 15, 2021 to the currently effective Prospectus and Statement of Additional Information (the “SAI”)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI for the Hull Tactical US ETF (the “Fund”) and should be read in conjunction with those documents.

Euan Sinclair no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Sinclair in the Fund’s Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HTU-SK-004-0100